Schedule H, Line 4a - Schedule of Delinquent Participant Contribution	12 Months Ended
Dec. 31, 2025
EBP 100
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contribution
CROWN CORK & SEAL COMPANY, INC. 401(k) RETIREMENT SAVINGS PLAN
Schedule H, Line 4a – Schedule of Delinquent Participant Contributions
December 31, 2025

Crown Cork & Seal Company, Inc. 401(k) Retirement Savings Plan
EIN 23-1526444 Plan No. 100

		Total that Constitutes Nonexempt Prohibited Transactions
	Participant Contributions Transferred Late to the Plan	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51
2025	$9,487	$—	$—	$—	$9,487